First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Communications Equipment — 4.6%
973,212	Cisco Systems, Inc.	$57,614,150
106,790	Motorola Solutions, Inc.	49,361,542
1,772,544	Nokia Oyj, ADR	7,852,370
775,980	Telefonaktiebolaget LM Ericsson, ADR	6,254,399
34,118	Ubiquiti, Inc.	11,324,788
		132,407,249
	Diversified Telecommunication Services — 8.5%
2,488,077	AT&T, Inc.	56,653,513
2,131,849	BCE, Inc.	49,416,260
190,459	Cogent Communications Holdings, Inc.	14,678,675
168,497	Iridium Communications, Inc.	4,889,783
431,052	KT Corp., ADR	6,689,927
434,219	Telefonica Brasil S.A., ADR	3,278,354
745,278	Telefonica S.A., ADR	2,996,018
3,708,099	TELUS Corp.	50,281,822
1,299,591	Verizon Communications, Inc.	51,970,644
		240,854,996
	Electronic Equipment, Instruments & Components — 4.9%
400,925	Amphenol Corp., Class A	27,844,241
97,727	Avnet, Inc.	5,113,077
24,095	Benchmark Electronics, Inc.	1,093,913
91,872	CDW Corp.	15,989,403
961,661	Corning, Inc.	45,698,131
7,071	PC Connection, Inc.	489,808
55,842	TD SYNNEX Corp.	6,549,150
245,417	TE Connectivity PLC	35,087,268
126,481	Vishay Intertechnology, Inc.	2,142,588
		140,007,579
	Health Care Technology — 0.0%
5,549	Simulations Plus, Inc.	154,762
	Interactive Media & Services — 0.3%
206,134	Autohome, Inc., ADR	5,349,177
78,951	Shutterstock, Inc.	2,396,163
		7,745,340
	IT Services — 9.6%
120,311	Amdocs Ltd.	10,243,278
360,789	Cognizant Technology Solutions Corp., Class A	27,744,674
18,908	Hackett Group (The), Inc.	580,854
Shares	Description	Value

	IT Services (Continued)
590,041	Infosys Ltd., ADR	$12,933,699
1,013,568	International Business Machines Corp.	222,812,653
		274,315,158
	Media — 1.9%
9,640	Cable One, Inc.	3,490,837
1,334,194	Comcast Corp., Class A	50,072,301
		53,563,138
	Professional Services — 1.4%
87,290	Concentrix Corp.	3,777,038
30,570	CSG Systems International, Inc.	1,562,433
339,366	Dun & Bradstreet Holdings, Inc.	4,228,500
62,541	KBR, Inc.	3,623,000
59,849	Leidos Holdings, Inc.	8,621,847
17,642	Paycom Software, Inc.	3,616,081
28,789	Science Applications International Corp.	3,218,034
151,619	SS&C Technologies Holdings, Inc.	11,489,688
		40,136,621
	Semiconductors & Semiconductor Equipment — 40.9%
143,411	Amkor Technology, Inc.	3,684,229
402,142	Analog Devices, Inc.	85,439,089
350,067	Applied Materials, Inc.	56,931,396
42,330	ASML Holding N.V.	29,338,076
1,422,109	Broadcom, Inc.	329,701,751
39,487	Camtek Ltd.	3,189,365
61,044	KLA Corp.	38,465,045
43,442	Kulicke & Soffa Industries, Inc.	2,027,004
705,520	Lam Research Corp.	50,959,710
696,295	Microchip Technology, Inc.	39,932,518
19,923	Monolithic Power Systems, Inc.	11,788,439
219,355	NXP Semiconductors N.V.	45,592,937
42,790	Power Integrations, Inc.	2,640,143
726,977	QUALCOMM, Inc.	111,678,207
61,844	Silicon Motion Technology Corp., ADR	3,342,668
183,571	Skyworks Solutions, Inc.	16,279,076
53,288	STMicroelectronics N.V.	1,330,601
616,209	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	121,695,116
1,105,571	Texas Instruments, Inc.	207,305,618
21,824	Universal Display Corp.	3,190,669
		1,164,511,657
	Software — 18.5%
50,702	A10 Networks, Inc.	932,917
88,002	Adeia, Inc.	1,230,268
51,418	Clear Secure, Inc., Class A	1,369,776

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
33,520	Dolby Laboratories, Inc., Class A	$2,617,912
487,445	Gen Digital, Inc.	13,346,244
17,382	InterDigital, Inc.	3,367,241
79,622	Intuit, Inc.	50,042,427
544,315	Microsoft Corp.	229,428,772
543,726	Open Text Corp.	15,398,320
1,111,051	Oracle Corp.	185,145,539
21,428	Progress Software Corp.	1,396,034
27,718	Roper Technologies, Inc.	14,409,202
30,634	SAP SE, ADR	7,542,397
56,733	Sapiens International Corp. N.V.	1,524,416
		527,751,465
	Technology Hardware, Storage & Peripherals — 5.8%
217,759	Dell Technologies, Inc., Class C	25,094,547
1,553,252	Hewlett Packard Enterprise Co.	33,161,930
1,463,537	HP, Inc.	47,755,212
125,428	Logitech International S.A.	10,328,996
165,057	NetApp, Inc.	19,159,816
285,283	Seagate Technology Holdings PLC	24,622,776
664,155	Xerox Holdings Corp.	5,598,827
		165,722,104
	Wireless Telecommunication Services — 3.3%
1,324,111	Mobile TeleSystems PJSC, ADR (a) (b) (c) (d)	0
1,419,108	Rogers Communications, Inc., Class B	43,609,189
233,352	T-Mobile US, Inc.	51,507,787
53,275	Turkcell Iletisim Hizmetleri A/S, ADR	346,820
		95,463,796
	Total Common Stocks	2,842,633,865
	(Cost $2,179,528,529)
MONEY MARKET FUNDS — 0.2%
3,873,458	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (e)	3,873,458
	(Cost $3,873,458)

	Total Investments — 99.9%	2,846,507,323
	(Cost $2,183,401,987)
	Net Other Assets and Liabilities — 0.1%	3,715,721
	Net Assets — 100.0%	$2,850,223,044

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(e)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Wireless Telecommunication Services	$ 95,463,796	$ 95,463,796	$ —	$ —**
Other Industry Categories*	2,747,170,069	2,747,170,069	—	—
Money Market Funds	3,873,458	3,873,458	—	—
Total Investments	$2,846,507,323	$2,846,507,323	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 20.5%
	Capital Markets — 20.5%
2,185,527	First Trust Tactical High Yield ETF (a)	$90,327,831
	(Cost $101,777,545)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 20.5%
	Banks — 2.8%
143,295	Bank of America Corp., Series 2, 3 Mo. CME Term SOFR + CSA + 0.65% (b)	5.43%	(c)	3,173,984
92,802	Bank of America Corp., Series 5, 3 Mo. CME Term SOFR + CSA + 0.50% (b)	5.28%	(c)	2,178,063
111,930	Bank of America Corp., Series K	6.45%	12/15/66	2,874,363
156,857	Fifth Third Bancorp, Series I (d)	8.30%	(c)	3,971,619
				12,198,029
	Capital Markets — 3.6%
134,427	Morgan Stanley, Series A, 3 Mo. CME Term SOFR + CSA + 0.70% (b)	5.62%	(c)	3,199,362
134,564	Morgan Stanley, Series E	7.13%	(c)	3,395,050
129,629	Morgan Stanley, Series F	6.88%	(c)	3,265,354
118,247	Morgan Stanley, Series I	6.38%	(c)	2,968,000
114,168	Morgan Stanley, Series P	6.50%	(c)	2,936,401
				15,764,167
	Financial Services — 1.8%
157,965	Citigroup Capital XIII, 3 Mo. CME Term SOFR + CSA + 6.37% (b)	11.22%	10/30/40	4,734,211
128,532	Jackson Financial, Inc. (d)	8.00%	(c)	3,362,397
				8,096,608
	Food Products — 3.1%
132,746	CHS, Inc., Series 1	7.88%	(c)	3,592,107
129,450	CHS, Inc., Series 2	7.10%	(c)	3,269,907
126,759	CHS, Inc., Series 3	6.75%	(c)	3,141,088
133,252	CHS, Inc., Series 4	7.50%	(c)	3,420,579
				13,423,681
	Hotel & Resort REITs — 0.8%
142,418	RLJ Lodging Trust, Series A	1.95%	(c)	3,497,786
	Insurance — 3.2%
154,105	Allstate (The) Corp., 3 Mo. CME Term SOFR + CSA + 3.17% (b)	8.08%	01/15/53	3,911,185
126,530	Athene Holding Ltd., Series E (d)	7.75%	(c)	3,278,392
134,159	Lincoln National Corp., Series D	9.00%	(c)	3,674,615
119,249	Reinsurance Group of America, Inc. (d)	7.13%	10/15/52	3,076,624
				13,940,816
	Mortgage REITs — 4.1%
196,605	AGNC Investment Corp., Series C, 3 Mo. CME Term SOFR + CSA + 5.11% (b)	10.03%	(c)	5,066,511
189,856	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (b)	9.56%	(c)	4,884,995

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Mortgage REITs (Continued)
183,362	Annaly Capital Management, Inc., Series G, 3 Mo. CME Term SOFR + CSA + 4.17% (b)	8.74%	(c)	$4,668,396
139,244	Annaly Capital Management, Inc., Series I, 3 Mo. CME Term SOFR + CSA + 4.99% (b)	9.58%	(c)	3,584,141
				18,204,043
	Trading Companies & Distributors — 1.1%
187,373	WESCO International, Inc., Series A (d)	10.63%	(c)	4,781,759
	Total $25 Par Preferred Securities			89,906,889
	(Cost $91,191,507)

Shares	Description	Value
COMMON STOCKS — 20.1%
	Banks — 2.1%
62,582	First Hawaiian, Inc.	1,624,003
90,763	Huntington Bancshares, Inc.	1,476,714
61,904	Regions Financial Corp.	1,455,982
41,656	Truist Financial Corp.	1,807,037
31,452	U.S. Bancorp	1,504,349
24,536	Westamerica BanCorp	1,287,159
		9,155,244
	Biotechnology — 0.3%
15,297	Gilead Sciences, Inc.	1,412,984
	Capital Markets — 1.2%
58,963	Main Street Capital Corp.	3,454,053
14,928	T. Rowe Price Group, Inc.	1,688,207
		5,142,260
	Chemicals — 0.5%
29,928	LyondellBasell Industries N.V., Class A	2,222,753
	Containers & Packaging — 0.3%
31,230	Sonoco Products Co.	1,525,585
	Diversified Telecommunication Services — 1.0%
87,405	AT&T, Inc.	1,990,212
58,806	Verizon Communications, Inc.	2,351,652
		4,341,864
	Electric Utilities — 2.7%
14,883	American Electric Power Co., Inc.	1,372,659
12,614	Duke Energy Corp.	1,359,032
17,734	Edison International	1,415,883
27,308	Evergy, Inc.	1,680,808
40,185	Exelon Corp.	1,512,563
38,917	FirstEnergy Corp.	1,548,118
35,287	Portland General Electric Co.	1,539,219
29,831	TXNM Energy, Inc.	1,466,790
		11,895,072
	Financial Services — 0.8%
326,156	Western Union (The) Co.	3,457,254

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products — 2.2%
72,180	Conagra Brands, Inc.	$2,002,995
77,661	Flowers Foods, Inc.	1,604,476
21,705	General Mills, Inc.	1,384,128
46,883	Hormel Foods Corp.	1,470,720
13,159	J.M. Smucker (The) Co.	1,449,069
61,480	Kraft Heinz (The) Co.	1,888,051
		9,799,439
	Gas Utilities — 1.0%
29,699	New Jersey Resources Corp.	1,385,458
19,527	ONE Gas, Inc.	1,352,245
26,558	Spire, Inc.	1,801,429
		4,539,132
	Health Care Providers & Services — 0.4%
74,830	Premier, Inc., Class A	1,586,396
	Household Products — 0.3%
10,726	Kimberly-Clark Corp.	1,405,535
	Insurance — 0.7%
35,591	Horace Mann Educators Corp.	1,396,235
13,484	Prudential Financial, Inc.	1,598,258
		2,994,493
	Media — 0.4%
59,899	Interpublic Group of (The) Cos., Inc.	1,678,370
	Multi-Utilities — 1.6%
53,856	Avista Corp.	1,972,745
28,179	Black Hills Corp.	1,649,035
36,051	Northwestern Energy Group, Inc.	1,927,287
14,223	WEC Energy Group, Inc.	1,337,531
		6,886,598
	Oil, Gas & Consumable Fuels — 3.5%
11,124	Chevron Corp.	1,611,200
26,153	Chord Energy Corp.	3,057,809
54,023	Coterra Energy, Inc.	1,379,747
56,003	Devon Energy Corp.	1,832,978
10,854	Diamondback Energy, Inc.	1,778,211
48,253	Murphy Oil Corp.	1,460,136
11,332	Phillips 66	1,291,055
58,815	Viper Energy, Inc.	2,886,052
		15,297,188
	Pharmaceuticals — 0.8%
29,869	Bristol-Myers Squibb Co.	1,689,391
129,941	Viatris, Inc.	1,617,765
		3,307,156
	Trading Companies & Distributors — 0.3%
20,219	MSC Industrial Direct Co., Inc., Class A	1,510,157
	Total Common Stocks	88,157,480
	(Cost $86,026,768)

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS — 19.1%
	Diversified REITs — 1.2%
141,904	Alexander & Baldwin, Inc.	$2,517,377
102,093	American Assets Trust, Inc.	2,680,962
		5,198,339
	Health Care REITs — 2.1%
90,314	LTC Properties, Inc.	3,120,349
35,778	National Health Investors, Inc.	2,479,415
90,741	Omega Healthcare Investors, Inc.	3,434,547
		9,034,311
	Hotel & Resort REITs — 2.1%
247,863	Apple Hospitality REIT, Inc.	3,804,697
193,079	Host Hotels & Resorts, Inc.	3,382,744
20,469	Ryman Hospitality Properties, Inc.	2,135,736
		9,323,177
	Industrial REITs — 0.9%
30,844	Innovative Industrial Properties, Inc.	2,055,444
52,818	Rexford Industrial Realty, Inc.	2,041,944
		4,097,388
	Mortgage REITs — 6.7%
757,107	AGNC Investment Corp.	6,972,955
397,000	Ladder Capital Corp.	4,442,430
598,728	MFA Financial, Inc.	6,101,038
510,010	PennyMac Mortgage Investment Trust	6,421,026
490,143	Rithm Capital Corp.	5,308,249
		29,245,698
	Residential REITs — 0.5%
13,823	Mid-America Apartment Communities, Inc.	2,136,621
	Retail REITs — 1.7%
78,543	Brixmor Property Group, Inc.	2,186,637
69,997	NNN REIT, Inc.	2,859,378
14,859	Simon Property Group, Inc.	2,558,868
		7,604,883
	Specialized REITs — 3.9%
50,244	CubeSmart	2,152,955
96,171	EPR Properties	4,258,452
98,413	Four Corners Property Trust, Inc.	2,670,929
68,530	Gaming and Leisure Properties, Inc.	3,300,405
17,328	Lamar Advertising Co., Class A	2,109,511
94,577	VICI Properties, Inc.	2,762,594
		17,254,846
	Total Real Estate Investment Trusts	83,895,263
	(Cost $83,618,625)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 18.9%
	Energy Equipment & Services — 1.1%
205,022	USA Compression Partners, L.P.	4,830,318

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Industrial Conglomerates — 1.3%
660,077	Icahn Enterprises, L.P.	$5,722,868
	Marine Transportation — 0.0%
5,325	Navios Maritime Partners, L.P.	230,520
	Oil, Gas & Consumable Fuels — 16.5%
193,602	Alliance Resource Partners, L.P.	5,089,797
356,782	Black Stone Minerals, L.P.	5,209,017
80,984	Cheniere Energy Partners, L.P.	4,301,870
243,424	CrossAmerica Partners, L.P.	5,355,328
141,663	Delek Logistics Partners, L.P.	5,986,678
162,516	Dorchester Minerals, L.P.	5,416,658
198,994	Energy Transfer, L.P.	3,898,293
107,672	Enterprise Products Partners, L.P.	3,376,594
74,471	Global Partners, L.P.	3,466,625
344,227	Kimbell Royalty Partners, L.P. (e)	5,586,804
78,057	MPLX, L.P.	3,735,808
36,075	Natural Resource Partners, L.P.	4,004,325
213,567	Plains All American Pipeline, L.P.	3,647,724
188,395	Plains GP Holdings, L.P., Class A (e)	3,462,700
83,233	Sunoco, L.P.	4,281,506
143,381	Western Midstream Partners, L.P.	5,510,132
		72,329,859
	Total Master Limited Partnerships	83,113,565
	(Cost $55,844,520)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
2,078,146	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (f)	2,078,146
	(Cost $2,078,146)

	Total Investments — 99.6%	437,479,174
	(Cost $420,537,111)
	Net Other Assets and Liabilities — 0.4%	1,759,602
	Net Assets — 100.0%	$439,238,776

(a)	Investment in an affiliated fund.
(b)	Floating or variable rate security.
(c)	Perpetual maturity.
(d)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2024.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$90,327,831	$90,327,831	$—	$—
$25 Par Preferred Securities*	89,906,889	89,906,889	—	—
Common Stocks*	88,157,480	88,157,480	—	—
Real Estate Investment Trusts*	83,895,263	83,895,263	—	—
Master Limited Partnerships*	83,113,565	83,113,565	—	—
Money Market Funds	2,078,146	2,078,146	—	—
Total Investments	$437,479,174	$437,479,174	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2024, and for the fiscal year-to-date period (October 1, 2024 to December 31, 2024) are as follows:

Security Name	Shares at 12/31/2024	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2024	Dividend Income
First Trust Tactical High Yield ETF	2,185,527	$87,577,276	$6,822,355	$(2,713,586)	$(1,196,874)	$(161,340)	$90,327,831	$1,355,422

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.3%
	Air Freight & Logistics — 0.9%
18,881	DHL Group (EUR)	$664,577
	Automobile Components — 1.1%
52,900	Toyo Tire Corp. (JPY)	822,187
	Banks — 6.9%
6,797	Bank of Montreal (CAD)	659,864
20,304	Bank of Nova Scotia (The) (CAD)	1,090,310
17,559	Canadian Imperial Bank of Commerce (CAD)	1,110,744
27,948	Canadian Western Bank (CAD)	1,142,262
31,600	Sumitomo Mitsui Trust Group, Inc. (JPY)	741,474
11,128	Toronto-Dominion Bank (The) (CAD)	592,456
		5,337,110
	Broadline Retail — 1.2%
9,260	Canadian Tire Corp. Ltd., Class A (CAD)	974,154
	Building Products — 1.2%
88,700	Lixil Corp. (JPY)	972,715
	Capital Markets — 4.5%
91,663	IG Group Holdings PLC (GBP)	1,136,622
15,686	Julius Baer Group Ltd. (CHF)	1,013,873
29,400	SBI Holdings, Inc. (JPY)	744,039
143,374	Schroders PLC (GBP)	580,826
		3,475,360
	Chemicals — 3.7%
47,300	Mitsubishi Gas Chemical Co., Inc. (JPY)	850,585
63,259	Solvay S.A. (EUR)	2,041,818
		2,892,403
	Construction & Engineering — 2.2%
30,391	Bouygues S.A. (EUR)	898,455
76,400	EXEO Group, Inc. (JPY)	840,985
		1,739,440
	Construction Materials — 1.4%
11,314	Holcim AG (CHF)	1,089,076
	Diversified Telecommunication Services — 7.6%
36,463	BCE, Inc. (CAD)	845,210
23,832	Elisa Oyj (EUR)	1,031,891
192,815	LG Uplus Corp. (KRW)	1,352,973
78,337	Saudi Telecom Co. (SAR)	833,949
Shares	Description	Value

	Diversified Telecommunication Services (Continued)
1,617	Swisscom AG (CHF)	$898,878
70,546	TELUS Corp. (CAD)	956,514
		5,919,415
	Electric Utilities — 10.3%
233,754	CK Infrastructure Holdings Ltd. (HKD)	1,738,110
138,699	CLP Holdings Ltd. (HKD)	1,166,145
198,126	EDP S.A. (EUR)	634,363
31,681	Emera, Inc. (CAD)	1,184,194
244,699	Power Assets Holdings Ltd. (HKD)	1,707,646
160,209	Saudi Electricity Co. (SAR)	720,587
111,538	Terna-Rete Elettrica Nazionale (EUR)	880,390
		8,031,435
	Financial Services — 0.9%
6,897	Wendel SE (EUR)	664,059
	Food Products — 1.2%
105,797	Orkla ASA (NOK)	914,062
	Gas Utilities — 1.5%
267,722	APA Group (AUD)	1,154,974
	Household Durables — 2.3%
28,400	Open House Group Co., Ltd. (JPY)	961,859
35,300	Sekisui House Ltd. (JPY)	848,483
		1,810,342
	Independent Power and Renewable Electricity Producers — 4.7%
46,947	Capital Power Corp. (CAD)	2,081,090
52,300	Electric Power Development Co., Ltd. (JPY)	854,909
55,465	Northland Power, Inc. (CAD)	690,684
		3,626,683
	Insurance — 15.2%
2,637	Allianz SE (EUR)	808,262
5,471	Baloise Holding AG (CHF)	989,247
21,126	Great-West Lifeco, Inc. (CAD)	700,599
5,486	Helvetia Holding AG (CHF)	903,100
373,567	Legal & General Group PLC (GBP)	1,074,697
32,980	Manulife Financial Corp. (CAD)	1,013,181
48,500	MS&AD Insurance Group Holdings, Inc. (JPY)	1,063,119
306,501	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	1,817,305
27,071	Power Corp. of Canada (CAD)	844,456
12,633	Sun Life Financial, Inc. (CAD)	750,097

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Insurance (Continued)
1,140	Swiss Life Holding AG (CHF)	$878,788
1,635	Zurich Insurance Group AG (CHF)	970,677
		11,813,528
	Machinery — 2.9%
107,032	Husqvarna AB, Class B (SEK)	558,578
18,320	Kone Oyj, Class B (EUR)	891,909
24,300	Takeuchi Manufacturing Co., Ltd. (JPY)	769,100
		2,219,587
	Metals & Mining — 1.0%
16,600	Yamato Kogyo Co., Ltd. (JPY)	783,237
	Multi-Utilities — 5.9%
547,677	A2A S.p.A. (EUR)	1,216,883
35,014	Atco Ltd., Class I (CAD)	1,158,973
48,734	Canadian Utilities Ltd., Class A (CAD)	1,181,523
288,847	Hera S.p.A. (EUR)	1,026,863
		4,584,242
	Oil, Gas & Consumable Fuels — 6.3%
29,714	Canadian Natural Resources Ltd. (CAD)	917,393
210,600	ENEOS Holdings, Inc. (JPY)	1,105,970
52,370	Keyera Corp. (CAD)	1,601,576
34,866	Pembina Pipeline Corp. (CAD)	1,288,207
		4,913,146
	Personal Care Products — 1.4%
18,580	Unilever PLC (GBP)	1,057,873
	Pharmaceuticals — 3.3%
3,012	Roche Holding AG (CHF)	847,960
8,547	Sanofi S.A. (EUR)	829,919
34,600	Takeda Pharmaceutical Co., Ltd. (JPY)	919,398
		2,597,277
	Professional Services — 1.0%
32,068	Adecco Group AG (CHF)	790,084
	Real Estate Management & Development — 5.3%
636,856	Henderson Land Development Co., Ltd. (HKD)	1,935,172
27,900	Nomura Real Estate Holdings, Inc. (JPY)	692,424
1,516,223	Sino Land Co., Ltd. (HKD)	1,532,495
		4,160,091
	Retail REITs — 1.0%
1,427	Japan Metropolitan Fund Invest (JPY)	818,046
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 2.1%
527,009	Vanguard International Semiconductor Corp. (TWD)	$1,605,887
	Tobacco — 2.3%
24,632	KT&G Corp. (KRW)	1,791,996

	Total Investments — 99.3%	77,222,986
	(Cost $74,626,850)
	Net Other Assets and Liabilities — 0.7%	529,983
	Net Assets — 100.0%	$77,752,969

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
REITs	– Real Estate Investment Trusts
SAR	– Saudi Riyal
SEK	– Swedish Krona
TWD	– New Taiwan Dollar

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Country Allocation†	% of Net Assets
Canada	26.7%
Japan	17.7
Switzerland	10.8
Hong Kong	8.2
United Kingdom	5.0
South Korea	4.0
Italy	4.0
France	3.1
Belgium	2.6
Finland	2.5
China	2.3
Bermuda	2.2
Taiwan	2.1
Saudi Arabia	2.0
Germany	1.9
Australia	1.5
Norway	1.2
Portugal	0.8
Sweden	0.7
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
CAD	26.9%
JPY	17.9
EUR	15.0
HKD	12.8
CHF	10.8
GBP	5.0
KRW	4.1
TWD	2.1
SAR	2.0
AUD	1.5
NOK	1.2
SEK	0.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 77,222,986	$ 77,222,986	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Banks — 12.0%
5,760,426	Bank of America Corp.	$253,170,723
2,664,490	East West Bancorp, Inc.	255,151,563
5,937,822	Fifth Third Bancorp	251,051,114
1,071,065	JPMorgan Chase & Co.	256,744,991
1,350,537	M&T Bank Corp.	253,914,461
10,753,381	Regions Financial Corp.	252,919,521
		1,522,952,373
	Chemicals — 2.0%
3,003,122	CF Industries Holdings, Inc.	256,226,369
	Communications Equipment — 2.0%
4,352,086	Cisco Systems, Inc.	257,643,491
	Consumer Finance — 9.9%
847,077	American Express Co.	251,403,983
1,416,035	Capital One Financial Corp.	252,507,361
1,463,216	Discover Financial Services	253,472,908
9,106,817	SLM Corp.	251,166,013
3,875,107	Synchrony Financial	251,881,955
		1,260,432,220
	Financial Services — 12.0%
5,480,560	Equitable Holdings, Inc.	258,518,015
2,866,983	Jackson Financial, Inc., Class A	249,656,880
481,324	Mastercard, Inc., Class A	253,450,779
10,791,923	MGIC Investment Corp.	255,876,494
7,918,333	Radian Group, Inc.	251,169,523
801,577	Visa, Inc., Class A	253,330,395
		1,522,002,086
	Ground Transportation — 1.9%
1,389,882	Old Dominion Freight Line, Inc.	245,175,185
	Health Care Providers & Services — 2.0%
688,428	Elevance Health, Inc.	253,961,089
	Household Durables — 6.0%
1,821,162	D.R. Horton, Inc.	254,634,871
1,222,815	Garmin Ltd.	252,217,822
1,834,085	Lennar Corp., Class A	250,114,171
		756,966,864
	Insurance — 6.1%
2,481,256	Aflac, Inc.	256,661,120
928,909	Chubb Ltd.	256,657,557
2,336,885	Hartford Financial Services Group (The), Inc.	255,655,219
		768,973,896
Shares	Description	Value

	IT Services — 3.9%
691,871	Accenture PLC, Class A	$243,393,299
3,194,632	Cognizant Technology Solutions Corp., Class A	245,667,201
		489,060,500
	Machinery — 5.9%
3,120,731	Mueller Industries, Inc.	247,661,212
2,403,691	PACCAR, Inc.	250,031,938
743,680	Snap-on, Inc.	252,464,486
		750,157,636
	Media — 3.9%
8,743,655	Interpublic Group of (The) Cos., Inc.	244,997,213
2,853,188	Omnicom Group, Inc.	245,488,296
		490,485,509
	Metals & Mining — 6.0%
2,175,428	Nucor Corp.	253,894,202
947,925	Reliance, Inc.	255,238,286
2,200,778	Steel Dynamics, Inc.	251,042,746
		760,175,234
	Oil, Gas & Consumable Fuels — 10.3%
4,982,320	California Resources Corp.	258,532,585
2,135,475	EOG Resources, Inc.	261,766,526
2,662,820	Expand Energy Corp.	265,083,731
2,415,311	Exxon Mobil Corp.	259,815,004
11,024,721	Magnolia Oil & Gas Corp., Class A	257,757,977
		1,302,955,823
	Semiconductors & Semiconductor Equipment — 8.0%
1,559,012	Applied Materials, Inc.	253,542,121
400,472	KLA Corp.	252,345,417
3,503,581	Lam Research Corp.	253,063,656
1,658,409	QUALCOMM, Inc.	254,764,790
		1,013,715,984
	Software — 1.9%
577,347	Microsoft Corp.	243,351,760
	Specialty Retail — 2.0%
1,384,001	Williams-Sonoma, Inc.	256,289,305
	Technology Hardware, Storage & Peripherals — 2.0%
1,007,009	Apple, Inc.	252,175,194
	Textiles, Apparel & Luxury Goods — 2.0%
3,324,774	NIKE, Inc., Class B	251,585,649
	Total Common Stocks	12,654,286,167
	(Cost $10,931,198,603)

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
12,902,354	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (a)	$12,902,354
	(Cost $12,902,354)

	Total Investments — 99.9%	12,667,188,521
	(Cost $10,944,100,957)
	Net Other Assets and Liabilities — 0.1%	15,499,511
	Net Assets — 100.0%	$12,682,688,032

(a)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,654,286,167	$ 12,654,286,167	$ —	$ —
Money Market Funds	12,902,354	12,902,354	—	—
Total Investments	$12,667,188,521	$12,667,188,521	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.7%
	Capital Markets (a) — 99.7%
11,788,298	First Trust Consumer Discretionary AlphaDEX® Fund	$761,877,700
3,177,159	First Trust Dow Jones Internet Index Fund (b)	772,589,754
14,201,254	First Trust Financials AlphaDEX® Fund	768,713,879
9,995,582	First Trust Industrials/Producer Durables AlphaDEX® Fund	747,769,489
4,050,307	First Trust NASDAQ-100- Technology Sector Index Fund	762,591,802
	Total Exchange-Traded Funds	3,813,542,624
	(Cost $3,045,504,547)
MONEY MARKET FUNDS — 0.3%
10,882,381	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (c)	10,882,381
	(Cost $10,882,381)

	Total Investments — 100.0%	3,824,425,005
	(Cost $3,056,386,928)
	Net Other Assets and Liabilities — (0.0)%	(976,461)
	Net Assets — 100.0%	$3,823,448,544

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange- Traded Funds*	$ 3,813,542,624	$ 3,813,542,624	$ —	$ —
Money Market Funds	10,882,381	10,882,381	—	—
Total Investments	$3,824,425,005	$3,824,425,005	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2024, and for the fiscal year-to-date period (October 1, 2024 to December 31, 2024) are as follows:

Security Name	Shares at 12/31/2024	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2024	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	11,788,298	$714,658,465	$37,931,726	$(4,378,642)	$12,700,997	$965,154	$761,877,700	$2,232,705
First Trust Dow Jones Internet Index Fund	3,177,159	750,709,845	3,103,459	(95,669,856)	82,572,041	31,874,265	772,589,754	—
First Trust Financials AlphaDEX® Fund	14,201,254	—	795,141,208	—	(26,427,329)	—	768,713,879	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	9,995,582	772,216,452	2,989,774	(18,531,995)	(12,032,992)	3,128,250	747,769,489	1,755,895
First Trust Nasdaq Semiconductor ETF	—	781,027,470	561,882	(756,235,073)	(250,912,602)	225,558,323	—	1,379,913
First Trust NASDAQ- 100- Technology Sector Index Fund	4,050,307	755,315,794	25,152,352	(4,687,570)	(14,191,387)	1,002,613	762,591,802	—
		$3,773,928,026	$864,880,401	$(879,503,136)	$(208,291,272)	$262,528,605	$3,813,542,624	$5,368,513

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 2.4%
1,218	Northrop Grumman Corp.	$571,595
9,043	RTX Corp.	1,046,456
		1,618,051
	Banks — 6.2%
7,305	JPMorgan Chase & Co.	1,751,081
17,268	Popular, Inc.	1,624,228
10,046	Western Alliance Bancorp	839,243
		4,214,552
	Building Products — 2.2%
7,777	A.O. Smith Corp.	530,469
6,805	Masco Corp.	493,839
2,582	Owens Corning	439,766
		1,464,074
	Capital Markets — 13.9%
10,232	Ares Management Corp., Class A	1,811,371
107,914	Blue Owl Capital, Inc.	2,510,080
3,150	Goldman Sachs Group (The), Inc.	1,803,753
3,345	Houlihan Lokey, Inc.	580,893
22,652	Jefferies Financial Group, Inc.	1,775,917
9,207	Stifel Financial Corp.	976,678
		9,458,692
	Consumer Finance — 1.2%
4,662	Capital One Financial Corp.	831,328
	Containers & Packaging — 2.3%
7,018	Packaging Corp. of America	1,579,962
	Diversified Consumer Services — 2.0%
25,357	H&R Block, Inc.	1,339,864
	Electric Utilities — 1.1%
8,327	NRG Energy, Inc.	751,262
	Financial Services — 4.9%
3,780	Apollo Global Management, Inc.	624,305
18,751	Jackson Financial, Inc., Class A	1,632,837
46,098	MGIC Investment Corp.	1,092,983
		3,350,125
	Food Products — 2.3%
11,550	Ingredion, Inc.	1,588,818
	Health Care Providers & Services — 1.3%
7,187	Cardinal Health, Inc.	850,007
	Health Care REITs — 2.0%
10,618	Welltower, Inc.	1,338,187
	Hotels, Restaurants & Leisure — 0.8%
3,002	Texas Roadhouse, Inc.	541,651
Shares	Description	Value

	Household Durables — 1.7%
5,755	Garmin Ltd.	$1,187,026
	Insurance — 8.2%
8,093	Aflac, Inc.	837,140
5,857	Allstate (The) Corp.	1,129,171
17,001	American International Group, Inc.	1,237,673
2,703	Marsh & McLennan Cos., Inc.	574,144
3,512	Reinsurance Group of America, Inc.	750,268
4,283	Travelers (The) Cos., Inc.	1,031,732
		5,560,128
	Oil, Gas & Consumable Fuels — 23.5%
222,705	Antero Midstream Corp.	3,360,618
25,856	DT Midstream, Inc.	2,570,862
127,819	Kinder Morgan, Inc.	3,502,241
27,630	ONEOK, Inc.	2,774,052
6,493	Targa Resources Corp.	1,159,001
48,834	Williams (The) Cos., Inc.	2,642,896
		16,009,670
	Retail REITs — 8.2%
90,136	Brixmor Property Group, Inc.	2,509,386
17,730	Simon Property Group, Inc.	3,053,284
		5,562,670
	Specialized REITs — 5.5%
13,117	Iron Mountain, Inc.	1,378,728
19,379	Lamar Advertising Co., Class A	2,359,199
		3,737,927
	Specialty Retail — 3.5%
5,908	Dick’s Sporting Goods, Inc.	1,351,987
4,268	TJX (The) Cos., Inc.	515,617
9,635	Tractor Supply Co.	511,233
		2,378,837
	Technology Hardware, Storage & Peripherals — 3.8%
5,139	Dell Technologies, Inc., Class C	592,218
5,713	NetApp, Inc.	663,165
15,231	Seagate Technology Holdings PLC	1,314,588
		2,569,971
	Trading Companies & Distributors — 1.9%
2,794	Watsco, Inc.	1,324,049
	Wireless Telecommunication Services — 0.8%
2,363	T-Mobile US, Inc.	521,585
	Total Common Stocks	67,778,436
	(Cost $61,365,810)

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
174,553	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (a)	$174,553
	(Cost $174,553)

	Total Investments — 99.9%	67,952,989
	(Cost $61,540,363)
	Net Other Assets and Liabilities — 0.1%	39,813
	Net Assets — 100.0%	$67,992,802

(a)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 67,778,436	$ 67,778,436	$ —	$ —
Money Market Funds	174,553	174,553	—	—
Total Investments	$67,952,989	$67,952,989	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 8.4%
720,284	BWX Technologies, Inc.	$80,232,435
330,247	Huntington Ingalls Industries, Inc.	62,406,776
930,844	Leonardo DRS, Inc. (a)	30,075,570
967,819	Mercury Systems, Inc. (a)	40,648,398
1,579,834	Triumph Group, Inc. (a)	29,479,702
		242,842,881
	Air Freight & Logistics — 2.8%
785,084	C.H. Robinson Worldwide, Inc.	81,114,879
	Banks — 10.4%
1,644,104	Associated Banc-Corp.	39,294,085
1,106,975	First Commonwealth Financial Corp.	18,730,017
928,797	First Financial Bancorp	24,966,063
546,549	First Merchants Corp.	21,801,840
3,227,376	FNB Corp.	47,700,617
1,391,460	Fulton Financial Corp.	26,827,349
237,403	Lakeland Financial Corp.	16,323,830
1,955,140	Old National Bancorp	42,436,314
124,920	Park National Corp.	21,415,036
334,470	Wintrust Financial Corp.	41,711,754
		301,206,905
	Building Products — 8.3%
771,661	AAON, Inc.	90,809,066
553,275	Advanced Drainage Systems, Inc.	63,958,590
2,336,399	Zurn Elkay Water Solutions Corp.	87,147,683
		241,915,339
	Commercial Services & Supplies — 3.6%
335,583	Clean Harbors, Inc. (a)	77,231,071
279,098	VSE Corp. (b)	26,542,220
		103,773,291
	Construction & Engineering — 24.9%
720,250	Ameresco, Inc., Class A (a)	16,911,470
522,426	Arcosa, Inc.	50,539,491
177,440	Comfort Systems USA, Inc.	75,245,206
749,562	Construction Partners, Inc., Class A (a)	66,306,255
455,638	Dycom Industries, Inc. (a)	79,308,350
192,509	EMCOR Group, Inc.	87,379,835
1,052,591	Granite Construction, Inc.	92,322,757
290,020	Limbach Holdings, Inc. (a)	24,808,311
576,096	MasTec, Inc. (a)	78,429,709
1,033,838	Primoris Services Corp.	78,985,223
Shares	Description	Value

	Construction & Engineering (Continued)
290,861	Sterling Infrastructure, Inc. (a)	$48,995,536
914,206	Tutor Perini Corp. (a)	22,123,785
		721,355,928
	Electrical Equipment — 3.4%
927,908	Atkore, Inc.	77,433,923
93,925	Powell Industries, Inc.	20,818,476
		98,252,399
	Gas Utilities — 3.1%
5,024,919	MDU Resources Group, Inc.	90,549,040
	Machinery — 17.1%
776,098	Blue Bird Corp. (a) (b)	29,980,666
812,035	Federal Signal Corp.	75,023,914
540,521	Greenbrier (The) Cos., Inc.	32,966,376
1,175,498	Mueller Industries, Inc.	93,287,521
2,206,864	Mueller Water Products, Inc., Class A	49,654,440
655,046	Proto Labs, Inc. (a)	25,605,748
300,825	RBC Bearings, Inc. (a)	89,988,790
506,268	SPX Technologies, Inc. (a)	73,672,119
1,462,558	Wabash National Corp.	25,053,619
		495,233,193
	Marine Transportation — 2.6%
706,126	Kirby Corp. (a)	74,708,131
	Trading Companies & Distributors — 15.3%
376,948	Applied Industrial Technologies, Inc.	90,267,738
1,894,452	Core & Main, Inc., Class A (a)	96,446,551
1,850,028	DNOW, Inc. (a)	24,068,864
585,156	H&E Equipment Services, Inc.	28,649,238
390,886	Herc Holdings, Inc.	74,006,446
1,039,395	MSC Industrial Direct Co., Inc., Class A	77,632,413
152,860	Transcat, Inc. (a)	16,163,416
817,432	Xometry, Inc., Class A (a)	34,871,649
		442,106,315
	Total Common Stocks	2,893,058,301
	(Cost $2,774,154,560)
MONEY MARKET FUNDS — 0.1%
2,222,446	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (c)	2,222,446
	(Cost $2,222,446)

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.3%
$4,786,385	Mizuho Financial Group, Inc., 4.45% (c), dated 12/31/24, due 01/02/25, with a maturity value of $4,787,568. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $4,882,115. (d)	$4,786,385
4,598,683	RBC Dominion Securities, Inc., 4.50% (c), dated 12/31/24, due 01/02/25, with a maturity value of $4,599,833. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $4,690,657. (d)	4,598,683
	Total Repurchase Agreements	9,385,068
	(Cost $9,385,068)

	Total Investments — 100.3%	2,904,665,815
	(Cost $2,785,762,074)
	Net Other Assets and Liabilities — (0.3)%	(9,561,775)
	Net Assets — 100.0%	$2,895,104,040

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $9,027,179 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $9,385,068.

(c)	Rate shown reflects yield as of December 31, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,893,058,301	$ 2,893,058,301	$ —	$ —
Money Market Funds	2,222,446	2,222,446	—	—
Repurchase Agreements	9,385,068	—	9,385,068	—
Total Investments	$2,904,665,815	$2,895,280,747	$9,385,068	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.8%
	Capital Markets (a) — 99.8%
1,796,556	First Trust China AlphaDEX® Fund	$36,016,995
606,854	First Trust India NIFTY 50 Equal Weight ETF	33,977,756
660,722	First Trust Japan AlphaDEX® Fund	34,146,113
546,992	First Trust Switzerland AlphaDEX® Fund	34,318,278
895,140	First Trust United Kingdom AlphaDEX® Fund	34,086,931
	Total Exchange-Traded Funds	172,546,073
	(Cost $156,302,863)
MONEY MARKET FUNDS — 0.2%
378,608	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	378,608
	(Cost $378,608)

	Total Investments — 100.0%	172,924,681
	(Cost $156,681,471)
	Net Other Assets and Liabilities — (0.0)%	(44,196)
	Net Assets — 100.0%	$172,880,485

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 172,546,073	$ 172,546,073	$ —	$ —
Money Market Funds	378,608	378,608	—	—
Total Investments	$172,924,681	$172,924,681	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2024, and for the fiscal year-to-date period (October 1, 2024 to December 31, 2024) are as follows:

Security Name	Shares at 12/31/2024	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2024	Dividend Income
First Trust China AlphaDEX® Fund	1,796,556	$—	$36,546,785	$(214,092)	$(327,872)	$12,174	$36,016,995	$39,524
First Trust Eurozone AlphaDEX® ETF	—	39,061,429	—	(37,439,028)	(1,045,806)	(576,595)	—	—
First Trust India NIFTY 50 Equal Weight ETF	606,854	40,210,267	969,904	(1,777,037)	(5,957,232)	531,854	33,977,756	316,535
First Trust Japan AlphaDEX® Fund	660,722	39,403,517	—	(3,440,943)	(2,182,861)	366,400	34,146,113	642,354
First Trust Switzerland AlphaDEX® Fund	546,992	39,402,943	985,149	(1,792,715)	(4,746,837)	469,738	34,318,278	69,905
First Trust United Kingdom AlphaDEX® Fund	895,140	40,476,339	—	(2,919,233)	(3,840,343)	370,168	34,086,931	576,381
		$198,554,495	$38,501,838	$(47,583,048)	$(18,100,951)	$1,173,739	$172,546,073	$1,644,699

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.7%
	Capital Markets (a) — 99.7%
426,843	First Trust Consumer Discretionary AlphaDEX® Fund	$27,586,863
115,042	First Trust Dow Jones Internet Index Fund (b)	27,974,763
514,214	First Trust Financials AlphaDEX® Fund	27,834,404
361,930	First Trust Industrials/Producer Durables AlphaDEX® Fund	27,075,983
146,658	First Trust NASDAQ-100- Technology Sector Index Fund	27,612,768
	Total Exchange-Traded Funds	138,084,781
	(Cost $125,490,211)
MONEY MARKET FUNDS — 0.3%
399,481	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (c)	399,481
	(Cost $399,481)

	Total Investments — 100.0%	138,484,262
	(Cost $125,889,692)
	Net Other Assets and Liabilities — (0.0)%	(36,023)
	Net Assets — 100.0%	$138,448,239

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 138,084,781	$ 138,084,781	$ —	$ —
Money Market Funds	399,481	399,481	—	—
Total Investments	$138,484,262	$138,484,262	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2024, and for the fiscal year-to-date period (October 1, 2024 to December 31, 2024) are as follows:

Security Name	Shares at 12/31/2024	Value at 9/30/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2024	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	426,843	$29,235,233	$1,259,182	$(3,447,977)	$(264,411)	$804,836	$27,586,863	$81,125
First Trust Dow Jones Internet Index Fund	115,042	30,710,054	—	(7,138,647)	2,582,839	1,820,517	27,974,763	—
First Trust Financials AlphaDEX® Fund	514,214	—	28,793,413	—	(959,009)	—	27,834,404	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	361,930	31,589,875	—	(4,287,041)	(1,415,813)	1,188,962	27,075,983	63,800
First Trust Nasdaq Semiconductor ETF	—	31,950,266	—	(30,931,061)	(4,764,548)	3,745,343	—	50,139
First Trust NASDAQ-100- Technology Sector Index Fund	146,658	30,898,478	793,372	(3,626,149)	(1,226,416)	773,483	27,612,768	—
		$154,383,906	$30,845,967	$(49,430,875)	$(6,047,358)	$8,333,141	$138,084,781	$195,064

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Air Freight & Logistics — 1.0%
711,022	Expeditors International of Washington, Inc.	$78,759,907
	Automobile Components — 2.1%
848,664	Lear Corp.	80,368,481
1,723,783	Phinia, Inc.	83,034,627
		163,403,108
	Automobiles — 1.0%
1,556,135	Winnebago Industries, Inc.	74,352,130
	Banks — 15.9%
1,815,747	Bank OZK	80,855,214
2,356,596	Cadence Bank	81,184,732
1,851,681	Citizens Financial Group, Inc.	81,029,561
1,314,421	Comerica, Inc.	81,296,939
840,437	East West Bancorp, Inc.	80,480,247
4,657,394	Eastern Bankshares, Inc.	80,340,047
1,875,615	Fifth Third Bancorp	79,301,002
4,332,496	First BanCorp	80,541,101
4,926,883	Huntington Bancshares, Inc.	80,160,386
1,255,925	International Bancshares Corp.	79,324,223
876,837	Popular, Inc.	82,475,288
3,390,838	Regions Financial Corp.	79,752,510
1,594,754	Synovus Financial Corp.	81,699,247
648,996	Wintrust Financial Corp.	80,936,291
1,498,241	Zions Bancorp N.A.	81,279,574
		1,210,656,362
	Building Products — 4.2%
1,161,456	A.O. Smith Corp.	79,222,914
685,836	Advanced Drainage Systems, Inc.	79,282,642
470,396	Owens Corning	80,117,847
705,058	UFP Industries, Inc.	79,424,783
		318,048,186
	Capital Markets — 1.0%
3,865,367	Franklin Resources, Inc.	78,428,296
	Chemicals — 2.1%
941,153	CF Industries Holdings, Inc.	80,299,174
704,691	Westlake Corp.	80,792,823
		161,091,997
	Construction & Engineering — 2.0%
182,307	Comfort Systems USA, Inc.	77,309,107
172,276	EMCOR Group, Inc.	78,196,076
		155,505,183
	Consumer Finance — 3.2%
2,290,183	Ally Financial, Inc.	82,469,490
Shares	Description	Value

	Consumer Finance (Continued)
2,875,446	SLM Corp.	$79,304,801
1,222,537	Synchrony Financial	79,464,905
		241,239,196
	Diversified Consumer Services — 1.1%
3,037,029	Perdoceo Education Corp.	80,390,158
	Electronic Equipment, Instruments & Components — 1.0%
4,631,842	Vishay Intertechnology, Inc.	78,463,403
	Energy Equipment & Services — 3.3%
3,743,784	Atlas Energy Solutions, Inc.	83,037,129
1,404,311	Cactus, Inc., Class A	81,955,590
6,360,010	Select Water Solutions, Inc.	84,206,533
		249,199,252
	Entertainment — 1.1%
2,585,648	Endeavor Group Holdings, Inc., Class A	80,904,926
	Financial Services — 7.4%
2,706,211	Corebridge Financial, Inc.	80,996,895
1,721,012	Equitable Holdings, Inc.	81,180,136
1,497,802	Essent Group Ltd.	81,540,341
903,492	Jackson Financial, Inc., Class A	78,676,084
3,396,130	MGIC Investment Corp.	80,522,242
2,490,842	Radian Group, Inc.	79,009,508
1,192,254	Voya Financial, Inc.	82,062,843
		563,988,049
	Food Products — 1.0%
770,981	Cal-Maine Foods, Inc.	79,349,365
	Ground Transportation — 1.0%
460,094	Landstar System, Inc.	79,071,755
	Household Durables — 7.3%
1,053,910	Century Communities, Inc.	77,314,838
384,956	Garmin Ltd.	79,401,025
450,121	Installed Building Products, Inc.	78,883,705
1,209,459	KB Home	79,485,646
520,632	Meritage Homes Corp.	80,083,614
727,536	PulteGroup, Inc.	79,228,670
640,632	Toll Brothers, Inc.	80,687,600
		555,085,098
	Insurance — 5.3%
583,246	American Financial Group, Inc.	79,863,875
558,698	Cincinnati Financial Corp.	80,284,902
224,809	Everest Group Ltd.	81,484,270

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
384,318	Reinsurance Group of America, Inc.	$82,101,854
1,117,287	Unum Group	81,595,470
		405,330,371
	Machinery — 9.4%
866,347	AGCO Corp.	80,986,118
527,658	Crane Co.	80,072,101
940,973	Graco, Inc.	79,314,614
377,651	IDEX Corp.	79,038,578
557,166	ITT, Inc.	79,607,878
417,957	Lincoln Electric Holdings, Inc.	78,354,399
986,469	Mueller Industries, Inc.	78,286,180
234,160	Snap-on, Inc.	79,492,637
1,763,351	Terex Corp.	81,502,083
		716,654,588
	Marine Transportation — 1.0%
583,882	Matson, Inc.	78,730,649
	Media — 2.0%
2,747,332	Interpublic Group of (The) Cos., Inc.	76,980,243
898,134	Omnicom Group, Inc.	77,275,449
		154,255,692
	Metals & Mining — 3.1%
1,594,277	Commercial Metals Co.	79,076,139
298,709	Reliance, Inc.	80,430,385
690,693	Steel Dynamics, Inc.	78,787,351
		238,293,875
	Oil, Gas & Consumable Fuels — 6.5%
1,570,420	California Resources Corp.	81,489,094
837,292	Expand Energy Corp.	83,352,419
2,373,275	HF Sinclair Corp.	83,183,289
3,462,587	Magnolia Oil & Gas Corp., Class A	80,955,284
2,166,798	SM Energy Co.	83,985,090
71,640	Texas Pacific Land Corp.	79,230,974
		492,196,150
	Paper & Forest Products — 1.0%
1,003,563	Sylvamo Corp.	79,301,548
	Professional Services — 4.2%
1,892,358	Genpact Ltd.	81,276,776
1,034,446	Insperity, Inc.	80,179,910
593,707	Jacobs Solutions, Inc.	79,331,129
1,126,017	Robert Half, Inc.	79,339,158
		320,126,973
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 1.1%
3,118,428	Amkor Technology, Inc.	$80,112,415
	Specialty Retail — 3.2%
1,568,491	Buckle (The), Inc.	79,695,028
364,377	Dick’s Sporting Goods, Inc.	83,384,032
435,432	Williams-Sonoma, Inc.	80,633,298
		243,712,358
	Technology Hardware, Storage & Peripherals — 2.1%
695,674	Dell Technologies, Inc., Class C	80,169,472
675,399	NetApp, Inc.	78,400,316
		158,569,788
	Textiles, Apparel & Luxury Goods — 4.2%
1,451,189	Carter’s, Inc.	78,639,932
923,699	Kontoor Brands, Inc.	78,893,132
345,741	Ralph Lauren Corp.	79,859,256
1,849,333	Steven Madden Ltd.	78,633,639
		316,025,959
	Trading Companies & Distributors — 1.0%
650,398	Boise Cascade Co.	77,306,306
	Total Common Stocks	7,608,553,043
	(Cost $7,089,762,754)
MONEY MARKET FUNDS — 0.1%
10,001,548	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (a)	10,001,548
	(Cost $10,001,548)

	Total Investments — 99.9%	7,618,554,591
	(Cost $7,099,764,302)
	Net Other Assets and Liabilities — 0.1%	4,553,774
	Net Assets — 100.0%	$7,623,108,365

(a)	Rate shown reflects yield as of December 31, 2024.

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,608,553,043	$ 7,608,553,043	$ —	$ —
Money Market Funds	10,001,548	10,001,548	—	—
Total Investments	$7,618,554,591	$7,618,554,591	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Aerospace & Defense — 2.3%
4,445	Airbus SE (EUR)	$712,662
3,936	Boeing (The) Co. (b)	696,672
1,127	Lockheed Martin Corp.	547,655
		1,956,989
	Automobile Components — 0.7%
44,800	Denso Corp. (JPY)	630,523
	Automobiles — 3.5%
8,132	Bayerische Motoren Werke AG (EUR)	665,291
60,324	Ford Motor Co.	597,207
10,424	Mercedes-Benz Group AG (EUR)	580,917
2,788	Tesla, Inc. (b)	1,125,906
		2,969,321
	Banks — 25.0%
30,588	ANZ Group Holdings Ltd. (AUD)	540,332
44,707	Axis Bank Ltd. (INR)	555,980
63,993	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	626,547
134,124	Banco Santander S.A. (EUR)	620,264
16,520	Bank of America Corp.	726,054
1,496,888	Bank of China Ltd., Class H (HKD)	765,149
951,952	Bank of Communications Co., Ltd., Class H (HKD)	783,217
224,046	Barclays PLC (GBP)	752,112
9,143	BNP Paribas S.A. (EUR)	560,860
219,314	BOC Hong Kong Holdings Ltd. (HKD)	704,536
2,029,022	China CITIC Bank Corp., Ltd., Class H (HKD)	1,402,902
172,270	China Merchants Bank Co., Ltd., Class H (HKD)	887,229
11,175	Citigroup, Inc.	786,608
22,110	DBS Group Holdings Ltd. (SGD)	707,831
176,386	First Abu Dhabi Bank PJSC (AED)	659,818
10,253	HDFC Bank Ltd., ADR	654,757
74,705	HSBC Holdings PLC (GBP)	734,434
38,451	ICICI Bank Ltd., ADR	1,148,147
2,141,685	Industrial & Commercial Bank of China Ltd., Class H (HKD)	1,436,678
35,591	ING Groep N.V., ADR	557,711
3,101	JPMorgan Chase & Co.	743,341
29,439	Kotak Mahindra Bank Ltd. (INR)	614,148
211,431	Lloyds Banking Group PLC, ADR	575,092
Shares	Description	Value

	Banks (Continued)
99,290	Nordea Bank Abp (EUR)	$1,079,921
1,250,006	Postal Savings Bank of China Co., Ltd., Class H (HKD) (c) (d)	737,130
5,173	Royal Bank of Canada (CAD)	623,732
447,328	Sberbank of Russia PJSC (RUB) (b) (e) (f) (g)	0
12,423	Wells Fargo & Co.	872,591
29,641	Westpac Banking Corp. (AUD)	592,952
		21,450,073
	Broadline Retail — 4.6%
13,322	Alibaba Group Holding Ltd., ADR	1,129,573
6,090	Amazon.com, Inc. (b)	1,336,085
42,736	JD.com, Inc., ADR	1,481,657
		3,947,315
	Capital Markets — 6.3%
9,282	Bank of New York Mellon (The) Corp.	713,136
2,948	CME Group, Inc.	684,614
2,789	Deutsche Boerse AG (EUR)	642,511
1,351	Goldman Sachs Group (The), Inc.	773,610
4,678	London Stock Exchange Group PLC (GBP)	660,890
465	Partners Group Holding AG (CHF)	630,213
1,232	S&P Global, Inc.	613,573
22,167	UBS Group AG (CHF)	677,308
		5,395,855
	Communications Equipment — 1.7%
12,913	Cisco Systems, Inc.	764,450
152,533	Nokia Oyj, ADR	675,721
		1,440,171
	Consumer Finance — 0.9%
2,511	American Express Co.	745,240
	Consumer Staples Distribution & Retail — 1.7%
11,606	Kroger (The) Co.	709,707
8,042	Walmart, Inc.	726,595
		1,436,302
	Diversified Telecommunication Services — 5.8%
52,752	AT&T, Inc.	1,201,163
38,827	Deutsche Telekom AG (EUR)	1,161,926
236,067	Emirates Telecommunications Group Co. PJSC (AED)	1,048,887
1,775	Swisscom AG (CHF)	986,709
14,606	Verizon Communications, Inc.	584,094
		4,982,779

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Electric Utilities — 1.3%
43,680	Iberdrola S.A. (EUR)	$601,771
7,784	Verbund AG (EUR)	564,415
		1,166,186
	Financial Services — 3.8%
2,314	Mastercard, Inc., Class A	1,218,483
16,187	PayPal Holdings, Inc. (b)	1,381,560
2,245	Visa, Inc., Class A	709,510
		3,309,553
	Household Durables — 0.8%
34,215	Sony Group Corp., ADR	723,989
	Industrial Conglomerates — 2.3%
5,565	Honeywell International, Inc.	1,257,078
3,532	Siemens AG (EUR)	689,870
		1,946,948
	Insurance — 4.7%
90,711	AIA Group Ltd. (HKD)	657,559
2,038	Allianz SE (EUR)	624,664
8,754	American International Group, Inc.	637,291
16,300	AXA S.A. (EUR)	579,471
8,489	MetLife, Inc.	695,079
143,386	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	850,164
		4,044,228
	Interactive Media & Services — 2.2%
13,547	Baidu, Inc., ADR (b)	1,142,147
13,445	Tencent Holdings Ltd. (HKD)	721,877
		1,864,024
	IT Services — 9.0%
3,255	Accenture PLC, Class A	1,145,076
5,331	Capgemini SE (EUR)	873,323
14,925	Cognizant Technology Solutions Corp., Class A	1,147,733
48,985	Infosys Ltd., ADR (h)	1,073,751
5,382	International Business Machines Corp.	1,183,125
21,170	Tata Consultancy Services Ltd. (INR)	1,012,535
358,148	Wipro Ltd., ADR (h)	1,267,844
		7,703,387
	Marine Transportation — 0.8%
426	A.P. Moller - Maersk A/S, Class B (DKK)	704,457
Shares	Description	Value

	Metals & Mining — 1.4%
24,669	BHP Group Ltd. (AUD)	$603,884
10,348	Rio Tinto PLC, ADR	608,566
		1,212,450
	Multi-Utilities — 1.2%
65,066	Engie S.A. (EUR)	1,031,874
	Oil, Gas & Consumable Fuels — 0.7%
42,503	Gazprom PJSC, ADR (b) (e) (f) (g)	0
364,010	Gazprom PJSC (RUB) (b) (e) (f) (g)	0
9,565	Shell PLC, ADR	599,247
		599,247
	Pharmaceuticals — 1.1%
5,972	Zoetis, Inc.	973,018
	Semiconductors & Semiconductor Equipment — 8.1%
7,554	Advanced Micro Devices, Inc. (b)	912,448
35,263	Infineon Technologies AG (EUR)	1,146,954
58,828	Intel Corp.	1,179,501
13,059	Micron Technology, Inc.	1,099,045
9,559	NVIDIA Corp.	1,283,678
6,644	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,312,124
		6,933,750
	Software — 6.7%
2,667	Microsoft Corp.	1,124,141
7,057	Oracle Corp.	1,175,978
4,495	Salesforce, Inc.	1,502,813
5,179	SAP SE (EUR)	1,267,672
2,550	Workday, Inc., Class A (b)	657,977
		5,728,581
	Specialty Retail — 0.8%
1,711	Home Depot (The), Inc.	665,562
	Technology Hardware, Storage & Peripherals — 1.0%
22,997	Samsung Electronics Co., Ltd. (KRW)	831,057
	Wireless Telecommunication Services — 1.2%
806,100	SoftBank Corp. (JPY)	1,018,992
	Total Common Stocks	85,411,871
	(Cost $79,942,085)

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
11,531	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (i)	$11,531
	(Cost $11,531)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.9%
$1,000,000	Mizuho Financial Group, Inc., 4.45% (i), dated 12/31/24, due 01/02/25, with a maturity value of $1,000,247. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $1,020,000. (j)	$1,000,000
585,629	RBC Dominion Securities, Inc., 4.50% (i), dated 12/31/24, due 01/02/25, with a maturity value of $585,775. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $597,342. (j)	585,629
	Total Repurchase Agreements	1,585,629
	(Cost $1,585,629)

	Total Investments — 101.5%	87,009,031
	(Cost $81,539,245)
	Net Other Assets and Liabilities — (1.5)%	(1,268,155)
	Net Assets — 100.0%	$85,740,876

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $1,505,320 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,585,629.

(i)	Rate shown reflects yield as of December 31, 2024.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
RUB	– Russian Ruble
SGD	– Singapore Dollar
USD	– United States Dollar

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Country Allocation†	% of Net Assets
United States	41.2%
China	8.0
Germany	7.9
India	7.4
Cayman Islands	5.2
United Kingdom	4.6
France	3.6
Japan	2.8
Switzerland	2.7
Spain	2.2
Finland	2.0
Australia	2.0
United Arab Emirates	2.0
Hong Kong	1.6
Taiwan	1.5
Netherlands	1.5
Ireland	1.3
South Korea	1.0
Singapore	0.8
Denmark	0.8
Canada	0.7
Austria	0.7
Russia	0.0††
Total Investments	101.5
Net Other Assets and Liabilities	(1.5)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Investments are valued at $0.

Currency Exposure Diversification	% of Total Investments
USD	56.8%
EUR	16.1
HKD	10.3
CHF	2.6
INR	2.5
GBP	2.5
AUD	2.0
AED	2.0
JPY	1.9
KRW	1.0
SGD	0.8
DKK	0.8
CAD	0.7
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 21,450,073	$ 21,450,073	$ —	$ —**
Oil, Gas & Consumable Fuels	599,247	599,247	—	—**
Other Industry Categories*	63,362,551	63,362,551	—	—
Money Market Funds	11,531	11,531	—	—
Repurchase Agreements	1,585,629	—	1,585,629	—
Total Investments	$87,009,031	$85,423,402	$1,585,629	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Aerospace & Defense — 4.4%
45,878	AeroVironment, Inc. (b)	$7,060,165
70,910	Kratos Defense & Security Solutions, Inc. (b)	1,870,606
3,923	Northrop Grumman Corp.	1,841,025
1,690,824	QinetiQ Group PLC (GBP)	8,792,903
		19,564,699
	Air Freight & Logistics — 0.3%
31,579	GXO Logistics, Inc. (b)	1,373,687
	Automobile Components — 7.8%
34,593	Aptiv PLC (b)	2,092,185
135,500	Denso Corp. (JPY)	1,907,050
291,988	Gentex Corp.	8,388,815
42,555	Magna International, Inc.	1,778,374
494,357	Mobileye Global, Inc., Class A (b) (c)	9,847,591
1,076,224	Valeo SE (EUR)	10,381,087
		34,395,102
	Automobiles — 0.9%
428,785	NIO, Inc., ADR (b) (c)	1,869,503
5,566	Tesla, Inc. (b)	2,247,773
		4,117,276
	Broadline Retail — 1.6%
21,987	Alibaba Group Holding Ltd., ADR	1,864,278
16,306	Amazon.com, Inc. (b)	3,577,373
51,390	JD.com, Inc., ADR	1,781,691
		7,223,342
	Communications Equipment — 0.5%
18,934	Arista Networks, Inc. (b)	2,092,775
	Consumer Finance — 1.6%
113,252	Upstart Holdings, Inc. (b)	6,972,926
	Consumer Staples Distribution & Retail — 1.9%
2,224,431	Ocado Group PLC (GBP) (b)	8,418,301
	Electrical Equipment — 3.8%
59,398	ABB Ltd. (CHF)	3,211,569
14,487	Emerson Electric Co.	1,795,374
113,300	Mitsubishi Electric Corp. (JPY)	1,934,838
184,800	NIDEC CORP. (JPY)	3,353,167
11,486	Rockwell Automation, Inc.	3,282,584
13,181	Schneider Electric SE (EUR)	3,289,140
		16,866,672
	Electronic Equipment, Instruments & Components — 6.8%
84,791	Cognex Corp.	3,040,605
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
289,015	Delta Electronics, Inc. (TWD)	$3,795,115
1,048,317	Hexagon AB, Class B (SEK)	10,005,764
7,900	Keyence Corp. (JPY)	3,244,952
106,800	Omron Corp. (JPY)	3,633,420
152,800	Yokogawa Electric Corp. (JPY)	3,299,847
8,329	Zebra Technologies Corp., Class A (b)	3,216,827
		30,236,530
	Energy Equipment & Services — 1.8%
297,637	Oceaneering International, Inc. (b)	7,762,373
	Health Care Equipment & Supplies — 1.9%
6,254	Intuitive Surgical, Inc. (b)	3,264,338
22,197	Medtronic PLC	1,773,096
41,231	Omnicell, Inc. (b)	1,835,604
4,898	Stryker Corp.	1,763,525
		8,636,563
	Household Durables — 0.5%
95,900	Sony Group Corp. (JPY)	2,053,367
	Industrial Conglomerates — 0.4%
9,930	Siemens AG (EUR)	1,939,528
	Interactive Media & Services — 4.6%
20,064	Alphabet, Inc., Class A	3,798,115
22,586	Baidu, Inc., ADR (b)	1,904,226
66,829	Kakao Corp. (KRW)	1,734,109
15,537	Meta Platforms, Inc., Class A	9,097,069
12,978	NAVER Corp. (KRW) (b)	1,753,438
37,585	Tencent Holdings Ltd. (HKD)	2,017,980
		20,304,937
	IT Services — 0.9%
20,431	Akamai Technologies, Inc. (b)	1,954,225
8,447	International Business Machines Corp.	1,856,904
		3,811,129
	Life Sciences Tools & Services — 3.7%
61,902	Illumina, Inc. (b)	8,271,964
14,208	Tecan Group AG (CHF)	3,171,771
142,565	Tempus AI, Inc. (b) (c)	4,812,995
		16,256,730
	Machinery — 8.7%
60,672	ANDRITZ AG (EUR)	3,078,253
103,497	ATS Corp. (CAD) (b)	3,156,498
163,300	Daifuku Co., Ltd. (JPY)	3,424,894

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Machinery (Continued)
4,123	Deere & Co.	$1,746,915
131,000	FANUC Corp. (JPY)	3,475,961
26,900	John Bean Technologies Corp.	3,418,990
52,100	Kawasaki Heavy Industries Ltd. (JPY)	2,410,550
82,300	Proto Labs, Inc. (b)	3,217,107
331,716	Symbotic, Inc. (b) (c)	7,864,986
144,639	Valmet Oyj (EUR)	3,495,404
129,900	Yaskawa Electric Corp. (JPY)	3,357,611
		38,647,169
	Pharmaceuticals — 0.4%
12,392	Johnson & Johnson	1,792,131
	Semiconductors & Semiconductor Equipment — 10.9%
24,713	Advanced Micro Devices, Inc. (b)	2,985,083
124,712	Ambarella, Inc. (b)	9,071,551
32,832	Astera Labs, Inc. (b)	4,348,598
79,873	Intel Corp.	1,601,454
5,239	KLA Corp.	3,301,199
34,609	Micron Technology, Inc.	2,912,693
24,520	NVIDIA Corp.	3,292,791
14,779	NXP Semiconductors N.V.	3,071,815
21,383	QUALCOMM, Inc.	3,284,856
259,300	Renesas Electronics Corp. (JPY)	3,372,573
29,576	SK Hynix, Inc. (KRW)	3,493,711
18,358	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,625,521
30,818	Teradyne, Inc.	3,880,603
		48,242,448
	Software — 34.8%
3,723	Adobe, Inc. (b)	1,655,544
235,750	Appian Corp., Class A (b)	7,775,035
6,581	Autodesk, Inc. (b)	1,945,146
239,999	C3.ai, Inc., Class A (b) (c)	8,263,166
29,084	Cadence Design Systems, Inc. (b)	8,738,579
708,187	CCC Intelligent Solutions Holdings, Inc. (b)	8,307,034
258,755	Dassault Systemes SE (EUR)	8,979,058
158,803	Dynatrace, Inc. (b)	8,630,943
8,005	Microsoft Corp.	3,374,107
48,910	Nice Ltd., ADR (b)	8,306,874
133,023	Palantir Technologies, Inc., Class A (b)	10,060,529
46,017	Palo Alto Networks, Inc. (b)	8,373,253
93,957	Pegasystems, Inc.	8,756,792
321,400	PKSHA Technology, Inc. (JPY) (b) (c)	7,833,544
Shares	Description	Value

	Software (Continued)
385,117	PROS Holdings, Inc. (b)	$8,457,169
9,602	PTC, Inc. (b)	1,765,520
5,821	Salesforce, Inc.	1,946,135
319,254	SentinelOne, Inc., Class A (b)	7,087,439
8,503	ServiceNow, Inc. (b)	9,014,200
15,977	Synopsys, Inc. (b)	7,754,597
627,949	UiPath, Inc., Class A (b)	7,981,232
35,694	Workday, Inc., Class A (b)	9,210,123
		154,216,019
	Technology Hardware, Storage & Peripherals — 1.3%
8,094	Apple, Inc.	2,026,899
49,444	Samsung Electronics Co., Ltd. (KRW)	1,786,789
108,500	Seiko Epson Corp. (JPY)	1,982,851
		5,796,539
	Wireless Telecommunication Services — 0.4%
32,300	SoftBank Group Corp. (JPY)	1,885,510
	Total Common Stocks	442,605,753
	(Cost $419,322,556)
MONEY MARKET FUNDS — 0.1%
205,635	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (d)	205,635
	(Cost $205,635)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.0%
$6,238,856	Daiwa Capital Markets America, Inc., 4.46% (d), dated 12/31/24, due 01/02/25, with a maturity value of $6,240,402. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 6.13%, due 03/13/25 to 11/15/54. The value of the collateral including accrued interest is $6,363,634. (e)	6,238,856

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$6,238,856	Mizuho Financial Group, Inc., 4.45% (d), dated 12/31/24, due 01/02/25, with a maturity value of $6,240,398. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 5.00%, due 10/31/25 to 06/30/30. The value of the collateral including accrued interest is $6,363,635. (e)	$6,238,856
5,347,591	RBC Dominion Securities, Inc., 4.50% (d), dated 12/31/24, due 01/02/25, with a maturity value of $5,348,928. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 11/30/25 to 11/15/54. The value of the collateral including accrued interest is $5,454,543. (e)	5,347,591
	Total Repurchase Agreements	17,825,303
	(Cost $17,825,303)

	Total Investments — 104.0%	460,636,691
	(Cost $437,353,494)
	Net Other Assets and Liabilities — (4.0)%	(17,515,550)
	Net Assets — 100.0%	$443,121,141

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $17,061,950 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $17,825,303.

(d)	Rate shown reflects yield as of December 31, 2024.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	66.3%
Japan	10.6
France	5.1
Cayman Islands	4.2
United Kingdom	3.9
Sweden	2.3
South Korea	2.0
Israel	1.9
Taiwan	1.7
Switzerland	1.4
Canada	1.1
Finland	0.8
Austria	0.7
Netherlands	0.7
Jersey	0.5
Germany	0.4
Ireland	0.4
Total Investments	104.0
Net Other Assets and Liabilities	(4.0)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	71.9%
JPY	10.2
EUR	6.8
GBP	3.7
SEK	2.2
KRW	1.9
CHF	1.4
TWD	0.8
CAD	0.7
HKD	0.4
Total	100.0%

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 442,605,753	$ 442,605,753	$ —	$ —
Money Market Funds	205,635	205,635	—	—
Repurchase Agreements	17,825,303	—	17,825,303	—
Total Investments	$460,636,691	$442,811,388	$17,825,303	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 8.4%
2,530	Curtiss-Wright Corp.	$897,821
3,081	HEICO Corp.	732,477
2,773	Northrop Grumman Corp.	1,301,341
11,216	RTX Corp.	1,297,916
386	TransDigm Group, Inc.	489,170
		4,718,725
	Banks — 2.1%
4,834	JPMorgan Chase & Co.	1,158,758
	Capital Markets — 5.5%
2,354	Ameriprise Financial, Inc.	1,253,340
3,852	Houlihan Lokey, Inc.	668,938
5,458	Stifel Financial Corp.	578,985
4,485	Tradeweb Markets, Inc., Class A	587,176
		3,088,439
	Chemicals — 2.6%
3,485	Linde PLC	1,459,065
	Commercial Services & Supplies — 5.4%
6,938	Cintas Corp.	1,267,573
8,753	Republic Services, Inc.	1,760,928
		3,028,501
	Communications Equipment — 2.8%
3,328	Motorola Solutions, Inc.	1,538,301
	Consumer Staples Distribution & Retail — 4.4%
1,065	Costco Wholesale Corp.	975,828
16,695	Walmart, Inc.	1,508,393
		2,484,221
	Containers & Packaging — 2.0%
5,094	Packaging Corp. of America	1,146,812
	Financial Services — 10.2%
8,080	Fiserv, Inc. (a)	1,659,794
3,130	Mastercard, Inc., Class A	1,648,164
22,523	MGIC Investment Corp.	534,020
5,818	Visa, Inc., Class A	1,838,721
		5,680,699
	Food Products — 2.7%
10,821	Ingredion, Inc.	1,488,537
	Health Care Providers & Services — 4.1%
6,281	Cardinal Health, Inc.	742,854
9,472	Encompass Health Corp.	874,739
5,018	Ensign Group (The), Inc.	666,692
		2,284,285
	Health Care REITs — 2.6%
11,469	Welltower, Inc.	1,445,438
Shares	Description	Value

	Hotels, Restaurants & Leisure — 2.4%
5,461	Hilton Worldwide Holdings, Inc.	$1,349,741
	Insurance — 16.1%
8,143	Aflac, Inc.	842,312
3,756	Allstate (The) Corp.	724,119
11,088	American International Group, Inc.	807,206
11,686	Brown & Brown, Inc.	1,192,206
5,275	Chubb Ltd.	1,457,483
7,567	Marsh & McLennan Cos., Inc.	1,607,306
2,468	Progressive (The) Corp.	591,358
2,600	Reinsurance Group of America, Inc.	555,438
2,817	Travelers (The) Cos., Inc.	678,587
9,441	W.R. Berkley Corp.	552,487
		9,008,502
	Machinery — 1.4%
4,263	Westinghouse Air Brake Technologies Corp.	808,222
	Oil, Gas & Consumable Fuels — 13.4%
67,961	Antero Midstream Corp.	1,025,531
17,684	DT Midstream, Inc.	1,758,320
66,149	Kinder Morgan, Inc.	1,812,483
12,642	ONEOK, Inc.	1,269,257
29,502	Williams (The) Cos., Inc.	1,596,648
		7,462,239
	Professional Services — 2.1%
2,866	CACI International, Inc., Class A (a)	1,158,036
	Retail REITs — 1.1%
21,413	Brixmor Property Group, Inc.	596,138
	Software — 3.0%
2,370	Microsoft Corp.	998,955
3,749	PTC, Inc. (a)	689,329
		1,688,284
	Specialty Retail — 2.9%
13,242	TJX (The) Cos., Inc.	1,599,766
	Trading Companies & Distributors — 1.4%
731	W.W. Grainger, Inc.	770,511
	Wireless Telecommunication Services — 3.3%
8,325	T-Mobile US, Inc.	1,837,577
	Total Common Stocks	55,800,797
	(Cost $49,521,437)

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
47,944	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	$47,944
	(Cost $47,944)

	Total Investments — 100.0%	55,848,741
	(Cost $49,569,381)
	Net Other Assets and Liabilities — 0.0%	6,243
	Net Assets — 100.0%	$55,854,984

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 55,800,797	$ 55,800,797	$ —	$ —
Money Market Funds	47,944	47,944	—	—
Total Investments	$55,848,741	$55,848,741	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 9.5%
366	First Citizens BancShares, Inc., Class A	$773,365
2,246	JPMorgan Chase & Co.	538,389
8,783	Popular, Inc.	826,129
7,542	Western Alliance Bancorp	630,059
		2,767,942
	Building Products — 2.6%
4,490	Owens Corning	764,737
	Capital Markets — 5.8%
986	Goldman Sachs Group (The), Inc.	564,603
6,957	Jefferies Financial Group, Inc.	545,429
5,527	Stifel Financial Corp.	586,304
		1,696,336
	Construction & Engineering — 2.4%
770	EMCOR Group, Inc.	349,503
7,303	Fluor Corp. (a)	360,184
		709,687
	Consumer Finance — 3.6%
5,959	Capital One Financial Corp.	1,062,609
	Consumer Staples Distribution & Retail — 3.0%
766	Casey’s General Stores, Inc.	303,512
8,246	US Foods Holding Corp. (a)	556,275
		859,787
	Electric Utilities — 2.2%
7,014	NRG Energy, Inc.	632,803
	Electrical Equipment — 1.3%
1,319	Acuity Brands, Inc.	385,319
	Electronic Equipment, Instruments & Components — 1.0%
1,934	Insight Enterprises, Inc. (a)	294,161
	Financial Services — 4.7%
9,847	Jackson Financial, Inc., Class A	857,477
21,540	MGIC Investment Corp.	510,713
		1,368,190
	Food Products — 2.9%
6,131	Ingredion, Inc.	843,380
	Health Care Providers & Services — 10.2%
8,084	Cardinal Health, Inc.	956,095
1,982	DaVita, Inc. (a)	296,408
1,097	HCA Healthcare, Inc.	329,265
Shares	Description	Value

	Health Care Providers & Services (Continued)
5,451	Tenet Healthcare Corp. (a)	$688,080
3,887	Universal Health Services, Inc., Class B	697,405
		2,967,253
	Household Durables — 18.6%
4,146	D.R. Horton, Inc.	579,694
11,227	KB Home	737,838
4,076	Lennar Corp., Class A	555,844
4,691	Meritage Homes Corp.	721,570
5,634	Mohawk Industries, Inc. (a)	671,178
5,714	PulteGroup, Inc.	622,255
13,835	Taylor Morrison Home Corp. (a)	846,840
5,563	Toll Brothers, Inc.	700,660
		5,435,879
	Insurance — 18.0%
3,095	Aflac, Inc.	320,147
3,325	Allstate (The) Corp.	641,027
11,638	American International Group, Inc.	847,246
5,401	Arch Capital Group Ltd.	498,782
2,437	Chubb Ltd.	673,343
4,340	Reinsurance Group of America, Inc.	927,154
3,577	Travelers (The) Cos., Inc.	861,664
7,964	W.R. Berkley Corp.	466,053
		5,235,416
	Marine Transportation — 1.0%
2,671	Kirby Corp. (a)	282,592
	Oil, Gas & Consumable Fuels — 4.0%
20,159	Antero Midstream Corp.	304,199
16,752	Kinder Morgan, Inc.	459,005
4,051	ONEOK, Inc.	406,721
		1,169,925
	Professional Services — 0.8%
557	CACI International, Inc., Class A (a)	225,061
	Real Estate Management & Development — 3.2%
2,726	CBRE Group, Inc., Class A (a)	357,897
2,238	Jones Lang LaSalle, Inc. (a)	566,527
		924,424
	Specialty Retail — 2.4%
1,740	Dick’s Sporting Goods, Inc.	398,182
619	Murphy USA, Inc.	310,583
		708,765

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 2.7%
6,848	Dell Technologies, Inc., Class C	$789,164
	Total Common Stocks	29,123,430
	(Cost $28,920,891)
MONEY MARKET FUNDS — 0.1%
31,983	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	31,983
	(Cost $31,983)

	Total Investments — 100.0%	29,155,413
	(Cost $28,952,874)
	Net Other Assets and Liabilities — (0.0)%	(3,058)
	Net Assets — 100.0%	$29,152,355

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 29,123,430	$ 29,123,430	$ —	$ —
Money Market Funds	31,983	31,983	—	—
Total Investments	$29,155,413	$29,155,413	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Aerospace & Defense — 1.8%
201,033	BAE Systems PLC (GBP)	$2,890,452
	Beverages — 3.8%
29,601	Carlsberg A/S, Class B (DKK)	2,837,078
100,422	Diageo PLC (GBP)	3,190,085
		6,027,163
	Biotechnology — 1.9%
17,219	CSL Ltd. (AUD)	3,000,994
	Broadline Retail — 2.0%
73,690	Wesfarmers Ltd. (AUD)	3,262,513
	Capital Markets — 2.1%
14,665	Deutsche Boerse AG (EUR)	3,378,423
	Chemicals — 3.6%
691	Givaudan S.A. (CHF)	3,019,675
11,779	Sika AG (CHF)	2,800,846
		5,820,521
	Consumer Staples Distribution & Retail — 4.5%
64,994	Alimentation Couche-Tard, Inc. (CAD)	3,604,523
27,039	Loblaw Cos., Ltd. (CAD)	3,558,362
		7,162,885
	Electrical Equipment — 1.8%
30,062	Legrand S.A. (EUR)	2,928,382
	Financial Services — 1.9%
117,991	Investor AB, Class B (SEK)	3,121,514
	Food Products — 1.8%
34,934	Nestle S.A. (CHF)	2,882,329
	Health Care Equipment & Supplies — 1.9%
9,291	Sonova Holding AG (CHF)	3,033,357
	Hotels, Restaurants & Leisure — 6.6%
47,335	Amadeus IT Group S.A. (EUR)	3,343,982
88,766	Aristocrat Leisure Ltd. (AUD)	3,755,814
105,788	Compass Group PLC (GBP)	3,525,428
		10,625,224
	Insurance — 16.5%
10,507	Allianz SE (EUR)	3,220,482
100,609	Great-West Lifeco, Inc. (CAD)	3,336,485
12,406	Hannover Rueck SE (EUR)	3,102,175
6,329	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	3,193,379
299,357	QBE Insurance Group Ltd. (AUD)	3,557,509
76,212	Sampo Oyj, Class A (EUR)	3,108,825
Shares	Description	Value

	Insurance (Continued)
25,717	Swiss Re AG (CHF)	$3,717,779
5,695	Zurich Insurance Group AG (CHF)	3,381,044
		26,617,678
	IT Services — 5.8%
17,323	Capgemini SE (EUR)	2,837,850
29,841	CGI, Inc. (CAD)	3,265,082
107,100	Obic Co., Ltd. (JPY)	3,194,384
		9,297,316
	Machinery — 5.8%
60,367	Kone Oyj, Class B (EUR)	2,938,967
11,553	Schindler Holding AG (CHF)	3,187,561
133,325	Volvo AB, Class B (SEK)	3,236,766
		9,363,294
	Media — 2.1%
31,499	Publicis Groupe S.A. (EUR)	3,360,711
	Metals & Mining — 3.8%
123,034	BHP Group Ltd. (AUD)	3,011,806
53,301	Rio Tinto PLC (GBP)	3,151,525
		6,163,331
	Oil, Gas & Consumable Fuels — 1.8%
53,588	TotalEnergies SE (EUR)	2,962,525
	Personal Care Products — 3.8%
8,578	L’Oreal S.A. (EUR)	3,037,518
55,115	Unilever PLC (GBP)	3,138,034
		6,175,552
	Pharmaceuticals — 7.4%
22,289	AstraZeneca PLC (GBP)	2,920,934
180,377	GSK PLC (GBP)	3,040,569
29,744	Novartis AG (CHF)	2,907,049
10,990	Roche Holding AG (CHF)	3,093,984
		11,962,536
	Professional Services — 8.7%
105,372	Bureau Veritas S.A. (EUR)	3,202,452
196,653	Computershare Ltd. (AUD)	4,132,337
20,588	Thomson Reuters Corp. (CAD)	3,305,939
20,106	Wolters Kluwer N.V. (EUR)	3,340,621
		13,981,349
	Software — 4.6%
1,081	Constellation Software, Inc. (CAD)	3,342,688
255,905	Sage Group (The) PLC (GBP)	4,078,257
		7,420,945
	Specialty Retail — 1.9%
60,080	Industria de Diseno Textil S.A. (EUR)	3,089,292

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors — 1.9%
74,454	Bunzl PLC (GBP)	$3,072,152
	Transportation Infrastructure — 2.0%
15,672	Aena SME S.A. (EUR) (b) (c)	3,204,563
	Total Common Stocks	160,805,001
	(Cost $158,059,219)
WARRANTS (a) — 0.0%
	Software — 0.0%
753	Constellation Software, Inc., expiring 8/22/2028 (CAD) (d) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS — 0.0%
49,093	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (h)	49,093
	(Cost $49,093)

	Total Investments — 99.8%	160,854,094
	(Cost $158,108,312)
	Net Other Assets and Liabilities — 0.2%	252,549
	Net Assets — 100.0%	$161,106,643

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Non-income producing security.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of December 31, 2024.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
USD	– United States Dollar

Country Allocation†	% of Net Assets
United Kingdom	18.0%
Switzerland	17.4
Australia	12.9
Canada	12.7
France	11.4
Germany	8.0
Spain	6.0
Sweden	3.9
Finland	3.7
Netherlands	2.1
Japan	2.0
Denmark	1.7
United States	0.0††
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.01%.

Currency Exposure Diversification	% of Total Investments
EUR	31.2%
GBP	18.0
CHF	17.4
AUD	12.9
CAD	12.7
SEK	4.0
JPY	2.0
DKK	1.8
USD	0.0‡
Total	100.0%

‡	Amount is less than 0.01%.

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 160,805,001	$ 160,805,001	$ —	$ —
Warrants*	—**	—	—	—**
Money Market Funds	49,093	49,093	—	—
Total Investments	$160,854,094	$160,854,094	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Exchange-Traded Fund VI
Additional Information
December 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq Technology DividendTM Index, Nasdaq US Multi-Asset Diversified IncomeTM Index, Nasdaq US Rising Dividend AchieversTM Index, Dorsey Wright Momentum Plus Dividend YieldTM Index, Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index, Nasdaq CTA Artificial Intelligence and RoboticsTM Index, Dorsey Wright Momentum Plus Low VolatilityTM Index, Dorsey Wright Momentum Plus ValueTM Index and The International Developed Capital StrengthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds have not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF and First Trust Dorsey Wright Dynamic Focus 5 ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.